Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Separate Financial Statements [Abstract]
Summarized financial information relating to the group's share of joint ventures
The following table provides aggregated summarized financial information relating to the group’s share of joint ventures.

			$ million
	2017	2016	2015[a]
Sales and other operating revenues	11,380	10,081	9,588
Profit before interest and taxation	1,394	1,612	785
Finance costs	100	156	188
Profit before taxation	1,294	1,456	597
Taxation	117	490	625
Profit (loss) for the year	1,177	966	(28)
Other comprehensive income	8	5	(1)
Total comprehensive income	1,185	971	(29)
Non-current assets	10,139	10,874
Current assets	2,419	3,257
Total assets	12,558	14,131
Current liabilities	1,687	2,087
Non-current liabilities	2,927	3,520
Total liabilities	4,614	5,607
Net assets	7,944	8,524
Group investment in joint ventures
Group share of net assets (as above)	7,944	8,524
Loans made by group companies to joint ventures	50	85
	7,994	8,609
[a] The loss for 2015 shown in the table above included $711 million relating to BP`s share of impairment losses recognized by joint ventures, a significant element of which related to the Angola LNG plant.

Summarized financial information of joint ventures
Transactions between the group and its joint ventures are summarized below.

						$ million
Sales to joint ventures		2017		2016		2015
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	2,929	352	2,760	291	2,841	245

						$ million
Purchases from joint ventures		2017		2016		2015
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
LNG, crude oil and oil products, natural gas, refinery operating costs, plant processing fees	1,257	176	943	120	861	104